Property, plant and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	R$ 14,290,884	R$ 13,040,862
Additions	714,031	1,133,836
Disposals	(222,871)	(64,316)
Monetary correction hyperinflation	217,395	358,779
Transfers	(44,112)	(9,918)
Exchange rate variation	(346,413)	(168,359)
Property plant and equipment, ending	14,608,914	14,290,884
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	25,044,727	22,453,030
Additions	2,211,846	2,631,034
Disposals	(1,306,586)	(399,618)
Monetary correction hyperinflation	357,763	473,640
Transfers	(115,346)	133,191
Exchange rate variation	(524,182)	(246,550)
Property plant and equipment, ending	25,668,222	25,044,727
Gross carrying amount [member] | Land [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	751,551	710,017
Additions	10,090	10,289
Disposals	(22,900)	(10,715)
Monetary correction hyperinflation	31,818	56,130
Transfers	655	7,601
Exchange rate variation	(41,111)	(21,771)
Property plant and equipment, ending	730,103	751,551
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	12,620,828	11,294,650
Additions	1,032,674	922,240
Disposals	(787,519)	(130,814)
Monetary correction hyperinflation	104,826	90,634
Transfers	463,943	513,309
Exchange rate variation	(150,830)	(69,191)
Property plant and equipment, ending	13,283,922	12,620,828
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	9,730,038	8,735,375
Additions	251,162	21,913
Disposals	(176,072)	(242,875)
Monetary correction hyperinflation	176,896	281,368
Transfers	762,238	1,035,129
Exchange rate variation	(246,955)	(100,872)
Property plant and equipment, ending	10,497,307	9,730,038
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	187,609	150,865
Additions	514	1,141
Disposals	(5,450)	(5,855)
Monetary correction hyperinflation	34,793	26,735
Transfers	35,623	23,238
Exchange rate variation	(28,383)	(8,515)
Property plant and equipment, ending	224,706	187,609
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	627,672	384,289
Additions	138,429	246,491
Disposals	(296,680)	(7,080)
Monetary correction hyperinflation	5,483	7,141
Transfers	228	10,589
Exchange rate variation	(29,834)	(13,758)
Property plant and equipment, ending	445,298	627,672
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	1,095,143	1,144,725
Additions	758,772	1,420,309
Disposals	(17,965)	(2,279)
Monetary correction hyperinflation	3,947	11,632
Transfers	(1,331,969)	(1,456,540)
Exchange rate variation	(24,414)	(22,704)
Property plant and equipment, ending	483,514	1,095,143
Gross carrying amount [member] | Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	31,886	33,109
Additions	20,205	8,651
Disposals
Monetary correction hyperinflation
Transfers	(46,064)	(135)
Exchange rate variation	(2,655)	(9,739)
Property plant and equipment, ending	3,372	31,886
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	(10,753,843)	(9,412,168)
Additions	(1,497,815)	(1,497,198)
Disposals	1,083,715	335,302
Monetary correction hyperinflation	(140,368)	(114,861)
Transfers	71,234	(143,109)
Exchange rate variation	177,769	78,191
Property plant and equipment, ending	(11,059,308)	(10,753,843)
Accumulated depreciation and amortisation [member] | Land [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	(44,434)	(36,788)
Additions	(10,785)	(12,410)
Disposals	11,408	2,401
Monetary correction hyperinflation	254	1,090
Transfers		(4)
Exchange rate variation	1,604	1,277
Property plant and equipment, ending	R$ (41,953)	R$ (44,434)
Average rate	5.00%	15.34%
Accumulated depreciation and amortisation [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	R$ (5,130,376)	R$ (4,494,435)
Additions	(792,198)	(752,798)
Disposals	643,273	114,639
Monetary correction hyperinflation	(49,230)	8,968
Transfers	494	(25,989)
Exchange rate variation	46,239	19,239
Property plant and equipment, ending	R$ (5,281,798)	R$ (5,130,376)
Average rate	2.90%	3.59%
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	R$ (5,121,757)	R$ (4,612,648)
Additions	(501,143)	(556,013)
Disposals	134,430	208,582
Monetary correction hyperinflation	(71,727)	(105,534)
Transfers	70,740	(105,596)
Exchange rate variation	98,869	49,452
Property plant and equipment, ending	R$ (5,390,588)	R$ (5,121,757)
Average rate	5.66%	6.25%
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	R$ (90,543)	R$ (72,820)
Additions	(10,439)	(9,549)
Disposals	3,114	3,883
Monetary correction hyperinflation	(11,283)	(13,210)
Transfers		(2,913)
Exchange rate variation	11,112	4,066
Property plant and equipment, ending	R$ (98,039)	R$ (90,543)
Average rate	8.73%	6.64%
Accumulated depreciation and amortisation [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	R$ (366,733)	R$ (195,477)
Additions	(183,250)	(166,428)
Disposals	291,490	5,797
Monetary correction hyperinflation	(8,382)	(6,175)
Transfers		(8,607)
Exchange rate variation	19,945	4,157
Property plant and equipment, ending	R$ (246,930)	R$ (366,733)
Average rate	14.78%	22.85%